Portfolio of Investments – as of September 30, 2023 (Unaudited)
Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 97.8% of Net Assets
	Belgium — 1.0%
157,920	KBC Group NV	$9,831,562
	Denmark — 8.6%
553,218	Novo Nordisk AS, Class B	50,371,152
263,047	Orsted AS(a)	14,310,593
792,042	Vestas Wind Systems AS(b)	16,944,855
		81,626,600
	France — 4.0%
86,963	Air Liquide SA	14,647,308
553,073	Credit Agricole SA	6,799,923
95,954	EssilorLuxottica SA	16,690,776
		38,138,007
	Germany — 5.4%
228,369	Mercedes-Benz Group AG, (Registered)	15,893,735
112,545	SAP SE	14,568,054
215,769	Symrise AG	20,540,953
		51,002,742
	Hong Kong — 2.0%
2,364,112	AIA Group Ltd.	19,118,909
	Japan — 5.2%
879,153	Sekisui House Ltd.	17,496,407
634,130	Takeda Pharmaceutical Co. Ltd.	19,655,811
462,800	Terumo Corp.	12,250,708
		49,402,926
	Netherlands — 2.8%
13,721	Adyen NV(a)(b)	10,173,213
27,547	ASML Holding NV	16,218,296
		26,391,509
	Spain — 3.1%
2,646,171	Iberdrola SA	29,595,961
	Taiwan — 2.5%
272,108	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,646,185
	United Kingdom — 2.3%
4,579,240	Legal & General Group PLC	12,356,313
200,834	Unilever PLC	9,942,761
		22,299,074
	United States — 60.9%
82,603	Adobe, Inc.(b)	42,119,270
119,274	AGCO Corp.	14,107,729
Shares	Description	Value (†)
	United States — continued
93,716	American Water Works Co., Inc.	$11,604,852
275,254	Aptiv PLC(b)	27,137,292
198,972	Ball Corp.	9,904,826
120,454	Danaher Corp.	29,884,637
907,795	eBay, Inc.	40,024,682
199,211	Ecolab, Inc.	33,746,343
89,230	Edwards Lifesciences Corp.(b)	6,181,854
70,083	Eli Lilly & Co.	37,643,682
59,116	Enphase Energy, Inc.(b)	7,102,787
69,311	Estee Lauder Cos., Inc., Class A	10,018,905
40,873	Intuitive Surgical, Inc.(b)	11,946,769
123,707	Mastercard, Inc., Class A	48,976,838
150,517	Microsoft Corp.	47,525,743
287,998	NextEra Energy, Inc.	16,499,406
94,977	NVIDIA Corp.	41,314,045
71,501	Roper Technologies, Inc.	34,626,504
81,731	Thermo Fisher Scientific, Inc.	41,369,780
305,962	Verizon Communications, Inc.	9,916,229
125,844	Visa, Inc., Class A	28,945,379
72,330	Watts Water Technologies, Inc., Class A	12,500,071
192,671	Xylem, Inc.	17,538,841
		580,636,464
	Total Common Stocks (Identified Cost $979,433,742)	931,689,939

Principal Amount
Short-Term Investments — 1.4%
$13,559,162	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $13,561,986 on 10/02/2023 collateralized by $15,532,100 U.S. Treasury Note, 0.750% due 8/31/2026 valued at $13,830,423 including accrued interest(c) (Identified Cost $13,559,162)	13,559,162
	Total Investments — 99.2% (Identified Cost $992,992,904)	945,249,101
	Other assets less liabilities — 0.8%	7,485,211
	Net Assets — 100.0%	$952,734,312

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of Rule 144A holdings amounted to
$24,483,806 or 2.6% of net assets.

(b)	Non-income producing security.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$9,831,562	$—	$9,831,562
Denmark	—	81,626,600	—	81,626,600
France	—	38,138,007	—	38,138,007
Germany	—	51,002,742	—	51,002,742
Hong Kong	—	19,118,909	—	19,118,909
Japan	—	49,402,926	—	49,402,926
Netherlands	—	26,391,509	—	26,391,509
Spain	—	29,595,961	—	29,595,961
United Kingdom	—	22,299,074	—	22,299,074
All Other Common Stocks(a)	604,282,649	—	—	604,282,649
Total Common Stocks	604,282,649	327,407,290	—	931,689,939
Short-Term Investments	—	13,559,162	—	13,559,162
Total Investments	$604,282,649	$340,966,452	$—	$945,249,101

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2023 (Unaudited)
Software	14.5%
Pharmaceuticals	11.4
Semiconductors & Semiconductor Equipment	9.3
Financial Services	9.2
Life Sciences Tools & Services	7.5
Chemicals	7.2
Electric Utilities	6.3
Health Care Equipment & Supplies	5.1
Machinery	4.6
Broadline Retail	4.2
Insurance	3.3
Automobile Components	2.9
Personal Care Products	2.1
Other Investments, less than 2% each	10.2
Short-Term Investments	1.4
Total Investments	99.2
Other assets less liabilities	0.8
Net Assets	100.0%

Currency Exposure Summary at September 30, 2023 (Unaudited)
United States Dollar	64.8%
Euro	17.3
Danish Krone	8.6
Japanese Yen	5.2
Hong Kong Dollar	2.0
British Pound	1.3
Total Investments	99.2
Other assets less liabilities	0.8
Net Assets	100.0%